Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shaughnessy Tactical Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in O’Shaughnessy Funds’ Class A shares.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 53 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 54 of the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-11-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is not yet operational, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund allocates its portfolio, either directly or through the use of derivatives, in a variety of asset classes, including, but not limited to, equity securities, fixed income securities, commodity-linked derivatives, REITs, money market instruments, ETFs and currencies in proportions which reflect the Adviser’s judgment of the potential returns and risks of each asset class.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of market conditions.  The strategy dynamically allocates the Fund’s portfolio across asset classes, and therefore, allocation to particular asset classes may shift quickly and significantly based on market conditions.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to: valuation, price trends and economic conditions.  Portfolio securities may be sold generally upon rebalancings of the Fund’s allocations.  When selling portfolio securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

Equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of companies of all market capitalizations, convertible securities, rights and warrants to purchase common stock and depositary receipts listed on a U.S. stock exchange, traded through NASDAQ or otherwise in the U.S. over-the-counter market (collectively, the “U.S. Markets”) or a foreign stock exchange or traded in the worldwide over-the-counter market (collectively, “Non-U.S. Markets”).  Fixed income securities in which the Fund may invest include, but are not limited to, those of governments, government agencies, inflation-protected securities, asset-backed securities, municipalities and companies across a wide range of industries and market capitalizations.  Such fixed-income securities may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”).  The Fund may invest up to 100% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 25% of its total assets in REITs or foreign real estate companies.  The Fund may invest up to 100% of its total assets in other investment companies, including ETFs.  Investment companies or ETFs that invest predominantly in a particular asset class are considered an investment in that asset class for the purposes of the Fund’s allocation.  The Fund may purchase and sell certain derivative instruments, such as futures contracts, options, swaps and currency-related transactions involving futures contracts and forward contracts, for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to outside markets not ordinarily available, and to mitigate risks.  In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  The Fund may invest up to 100% of its total assets in derivative instruments subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”).  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis. The Fund may also utilize leverage as part of the portfolio management process and may engage in short sale transactions with respect to 25% of the Fund’s total assets.  The Fund may hold money market instruments, cash and cash equivalents in an amount of up to 100% of the portfolio depending on the state of the market and the output of the quantitative selection screen.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
Market Risk and Equity Risks. Market risk is the possibility that the market value of securities owned by the Fund will decline.  Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.  The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Tactical Asset Allocation Risk. The selection of the Fund assets, and the tactical allocation of the Fund assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ a tactical asset allocation strategy. The Adviser will make extensive use of trading models to make tactical decisions of when to buy or sell securities.  These models could fail to produce correct trading signals and thus adversely impact the Fund’s returns.  Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

•
Small- and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Foreign Currency Risk.  Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies, including forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

•	Emerging Market Risk. There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
REITs and Foreign Real Estate Companies Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual Fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Derivative Transactions Risk.  Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

•
Portfolio Turnover Risk.  The Fund’s tactical investment process is expected to result in a high portfolio turnover rate.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

•
New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund’s share price may therefore be more volatile than the share price of a diversified fund.

•
Commodity Risk.  The Fund may invest in commodity-linked derivatives, which may be subject to significant fluctuations in value resulting from various factors, including changes in overall market movements, commodity index volatility, interest rate changes and other factors affecting a particular industry or commodity.

•	Fixed Income Risks. The following risks are associated with the Fund’s investment in fixed income securities.

•
Prepayment and Extension Risk. The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•	Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall.

•
Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

•
High-Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Leverage and Short Sales Risk. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-291-7827
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osfunds.com
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.84%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.62%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in O'Shaughnessy Funds' Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,304
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.84%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.87%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,043
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,043

[1]	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	O'Shaughnessy Asset Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.44% of average daily net assets of the Fund's Class A shares and 2.19% of average daily net assets of the Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least November 27, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.